Short-Term and Long-Term Debts - Summary of Long-Term Debts (Detail)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Debt Instrument [Line Items]
Long-term debts	¥ 2,206,574,921	$ 338,172,402	¥ 1,165,086,506
Long Term Borrowings [Member]
Debt Instrument [Line Items]
Long-term debts, Fixed annual rate			4.75%
Long-term debts, Term	36 months	36 months	36 months
Long-term debts	¥ 107,055,556	$ 16,406,982	¥ 100,000,000
Long Term Borrowings [Member] | Minimum [Member]
Debt Instrument [Line Items]
Long-term debts, Fixed annual rate	4.75%	4.75%
Long Term Borrowings [Member] | Maximum [Member]
Debt Instrument [Line Items]
Long-term debts, Fixed annual rate	6.00%	6.00%
Securitization Debts Payable [Member]
Debt Instrument [Line Items]
Long-term debts	¥ 401,761,874	$ 61,572,701	¥ 619,037,733
Securitization Debts Payable [Member] | Minimum [Member]
Debt Instrument [Line Items]
Long-term debts, Fixed annual rate	4.73%	4.73%	5.06%
Long-term debts, Term	18 months	18 months	15 months
Securitization Debts Payable [Member] | Maximum [Member]
Debt Instrument [Line Items]
Long-term debts, Fixed annual rate	6.00%	6.00%	5.20%
Long-term debts, Term	20 months	20 months	18 months
Co-financing Debt Payables [Member]
Debt Instrument [Line Items]
Long-term debts	¥ 1,697,757,491	$ 260,192,719	¥ 446,048,773
Co-financing Debt Payables [Member] | Minimum [Member]
Debt Instrument [Line Items]
Long-term debts, Fixed annual rate	5.50%	5.50%	6.50%
Long-term debts, Term	24 months	24 months	24 months
Co-financing Debt Payables [Member] | Maximum [Member]
Debt Instrument [Line Items]
Long-term debts, Fixed annual rate	6.60%	6.60%	6.60%
Long-term debts, Term	36 months	36 months	36 months